Condensed Interim Consolidated Statements of Comprehensive Income (Loss) (unaudited)	3 Months Ended		9 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Condensed Interim Consolidated Statements of Income (Unaudited)
Net income	$ 635,392	$ 893,699	$ 447,033	$ 5,523,429
Other comprehensive income (loss):
Revaluation of marketable securities	14,495	82,536	(42,447)	(58,638)
Total other comprehensive income (loss)	14,495	82,536	(42,447)	(58,638)
Comprehensive income	$ 649,887	$ 976,235	$ 404,586	$ 5,464,791